Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 32,281	$ 3,480	$ 12,896
Prepaid expenses and other assets	118,286	186,885	104,073
Total current assets	150,567	190,365	116,969
Noncurrent assets
Mineral claims	206,000	206,000	206,000
Total assets	356,567	396,365	322,969
Current Liabilities:
Accounts payable	306,797	293,029	399,631
Accrued expenses	1,185,750	1,070,492	826,688
Accrued interest	1,241,740	1,016,424	317,434
Promissory notes payable, net of discount	646,531	322,472	185,929
Promissory notes payable – related party	1,015,991	1,043,103	832,534
Convertible notes payable, net of discount	6,308,584	5,607,630	3,899,253
Convertible notes payable – related party	1,507,008	1,339,563	631,811
Current capital lease obligation			36,254
Total current liabilities	12,212,401	10,692,713	7,129,534
Total Liabilities	12,212,401	10,692,713	7,129,534
Stockholders’ deficit
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized, 3,142,371 and 2,586,982 shares issued and outstanding, respectively	3,727	3,142	2,586
Additional paid in capital	23,324,969	20,657,631	17,737,406
Accumulated deficit	(35,184,530)	(30,957,121)	(24,546,557)
Total stockholders’ deficit	(11,855,834)	(10,296,348)	(6,806,565)
Total liabilities and stockholders’ deficit	$ 356,567	$ 396,365	$ 322,969